Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations [Abstract]
Schedule of discontinued operations details
Loss from discontinued operations, net of income tax, included in the consolidated statements of income consists of the following for the years ended December 31, (in thousands):

	2014	2013(a)	2012
Revenues(b)	$115,768	$37,077	$—
Operating costs (exclusive of depreciation and amortization)	(105,493)	(35,224)	—
Depreciation and amortization expense	(1,285)	(501)	—
Selling, general and administrative expense(c)	(9,903)	(3,659)	—
Other income (expense), net	(8)	(5)	—
Loss from discontinued operations, before income tax	(921)	(2,312)	—
Income tax benefit	382	917	—
Loss from discontinued operations, net of income tax	$(539)	$(1,395)	$—
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(a)	Includes results of operations of FTS subsequent to its acquisition on August 30, 2013.

(b)	Substantially all revenues of discontinued operations are U.S. based.

(c)
For the years ended December 31, 2014 and 2013, includes approximately $0.5 million and $0.7 million, respectively, of direct costs associated with management transition and integration of the FTS division.

Assets and liabilities of discontinued operations included in the consolidated balance sheets consist of the following at December 31, (in thousands):

	2014	2013
Assets of discontinued operations
Current assets:
Accounts receivable, trade	$17,104	$21,461
Inventories, net	687	492
Prepaid expenses and other current assets	4,872	5,045
Deferred tax assets, current	1,203	1,252
Total current assets of discontinued operations	23,866	28,250
Non-current assets:
Property and equipment, net	2,075	3,112
Goodwill	249	—
Intangible and other assets, net	999	1,435
Total non-current assets	3,323	4,547
Total assets of discontinued operations	$27,189	$32,797

Liabilities of discontinued operations
Current liabilities:
Accounts payable	$454	$835
Accrued expenses and other current liabilities	8,941	9,045
Total current liabilities	9,395	9,880
Non-current liabilities	19	330
Total liabilities of discontinued operations	$9,414	$10,210